CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICT (unaudited) (Parenthetical) - $ / shares	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Statement Of Stockholders Equity [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000